Short Sales and Derivatives - Underlying CPI Index (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / derivative_unit	Dec. 31, 2018 USD ($) $ / derivative_unit	Dec. 31, 2019 GBP (£) $ / derivative_unit	Dec. 31, 2019 EUR (€) $ / derivative_unit	Dec. 31, 2018 GBP (£) $ / derivative_unit	Dec. 31, 2018 EUR (€) $ / derivative_unit
Disclosure of financial assets [line items]
Notional amount	$ 7,261.0	$ 6,506.4
Market value	$ 288.0	$ 307.4
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Average life (in years)	2 years 9 months 18 days	3 years 7 months 6 days
Notional amount	$ 99,804.7	$ 114,426.4
Cost	614.9	668.9
Market value	6.7	24.9
Unrealized gain (loss)	$ (608.2)	$ (644.0)
United States | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.50%		0.50%	0.50%
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	244.63	243.41	244.63	244.63	243.41	243.41
United States, 1 | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	2 years 8 months 12 days	3 years 8 months 12 days
Notional amount	$ 44,775.0	$ 46,725.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	231.35	231.39	231.35	231.35	231.39	231.39
Index value at period end (usd per unit) | $ / derivative_unit	256.97	251.23	256.97	256.97	251.23	251.23
Cost	$ 277.5	$ 286.7
Cost (in bps)	0.62%	0.614%	0.62%	0.62%	0.614%	0.614%
Market value	$ 1.6	$ 8.0
Market value (in bps)	0.004%	0.017%	0.004%	0.004%	0.017%	0.017%
Unrealized gain (loss)	$ (275.9)	$ (278.7)
United States, 2 | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Average life (in years)	4 years 9 months 18 days	5 years 9 months 18 days
Notional amount	$ 12,600.0	$ 12,600.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	238.30	238.30	238.30	238.30	238.30	238.30
Index value at period end (usd per unit) | $ / derivative_unit	256.97	251.23	256.97	256.97	251.23	251.23
Cost	$ 39.7	$ 39.4
Cost (in bps)	0.315%	0.313%	0.315%	0.315%	0.313%	0.313%
Market value	$ 4.4	$ 15.1
Market value (in bps)	0.035%	0.12%	0.035%	0.035%	0.12%	0.12%
Unrealized gain (loss)	$ (35.3)	$ (24.3)
European Union | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	2 years 2 months 12 days	3 years
Notional amount	$ 36,509.3	$ 47,297.6		€ 32,525.0		€ 41,375.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	96.57	96.09	96.57	96.57	96.09	96.09
Index value at period end (usd per unit) | $ / derivative_unit	105.13	104.10	105.13	105.13	104.10	104.10
Cost	$ 263.6	$ 299.3
Cost (in bps)	0.722%	0.633%	0.722%	0.722%	0.633%	0.633%
Market value	$ 0.6	$ 1.5
Market value (in bps)	0.002%	0.003%	0.002%	0.002%	0.003%	0.003%
Unrealized gain (loss)	$ (263.0)	$ (297.8)
United Kingdom | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	2 years 10 months 25 days	3 years 10 months 24 days
Notional amount	$ 2,384.5	$ 4,202.9	£ 1,800.0		£ 3,300.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	243.79	243.82	243.79	243.79	243.82	243.82
Index value at period end (usd per unit) | $ / derivative_unit	291.90	285.60	291.90	291.90	285.60	285.60
Cost	$ 13.4	$ 22.8
Cost (in bps)	0.562%	0.542%	0.562%	0.562%	0.542%	0.542%
Market value	$ 0.0	$ 0.0
Market value (in bps)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrealized gain (loss)	$ (13.4)	$ (22.8)
France | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Floor rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Average life (in years)	3 years 1 month 6 days	4 years 1 month 6 days
Notional amount	$ 3,535.9	$ 3,600.9		€ 3,150.0		€ 3,150.0
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	99.27	99.27	99.27	99.27	99.27	99.27
Index value at period end (usd per unit) | $ / derivative_unit	104.39	103.16	104.39	104.39	103.16	103.16
Cost	$ 20.7	$ 20.7
Cost (in bps)	0.585%	0.575%	0.585%	0.585%	0.575%	0.575%
Market value	$ 0.1	$ 0.3
Market value (in bps)	0.003%	0.008%	0.003%	0.003%	0.008%	0.008%
Unrealized gain (loss)	$ (20.6)	$ (20.4)
Payout At Maturity Scenario 1
Disclosure of financial assets [line items]
Floor rate	0.00%		0.00%	0.00%
Payout At Maturity Scenario 2
Disclosure of financial assets [line items]
Floor rate	0.50%		0.50%	0.50%
Weighted average index value or strike price (usd per unit) | $ / derivative_unit	250.49		250.49	250.49
European Run-off | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Notional amount	$ 12,054.3
Market value	$ 0.0